Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000226851
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Investor
Trading Symbol	AFBIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,601,031
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,601,031
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226852
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Service
Trading Symbol	AFBSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,601,031
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,601,031
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226849
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Investor
Trading Symbol	FYAIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.77%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.77%
AssetsNet	$ 18,115,157
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 135,985
InvestmentCompanyPortfolioTurnover	1308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,115,157
Number of Holdings*	6
Net Investment Advisory Fees	$135,985
Portfolio Turnover	1308%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226850
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Service
Trading Symbol	FYASX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.77%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.77%
AssetsNet	$ 18,115,157
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 135,985
InvestmentCompanyPortfolioTurnover	1308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,115,157
Number of Holdings*	6
Net Investment Advisory Fees	$135,985
Portfolio Turnover	1308%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008397
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Investor
Trading Symbol	BKPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
AssetsNet	$ 7,621,668
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 120,150
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,621,668
Number of Holdings*	104
Net Investment Advisory Fees	$120,150
Portfolio Turnover	184%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.0%
Axos Financial, Inc.	1.0%
Citigroup, Inc.	1.0%
The Bancorp, Inc.	1.0%
Comerica, Inc.	1.0%

C000008398
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Service
Trading Symbol	BKPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$272	2.69%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.69%
AssetsNet	$ 7,621,668
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 120,150
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,621,668
Number of Holdings*	104
Net Investment Advisory Fees	$120,150
Portfolio Turnover	184%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.0%
Axos Financial, Inc.	1.0%
Citigroup, Inc.	1.0%
The Bancorp, Inc.	1.0%
Comerica, Inc.	1.0%

C000008368
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Investor
Trading Symbol	BRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.78%
AssetsNet	$ 43,851,023
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,329
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,851,023
Number of Holdings*	6
Net Investment Advisory Fees	$73,329
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008369
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Service
Trading Symbol	BRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$262	2.78%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.78%
AssetsNet	$ 43,851,023
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 73,329
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,851,023
Number of Holdings*	6
Net Investment Advisory Fees	$73,329
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008429
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Investor
Trading Symbol	BIPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.52%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.52%
AssetsNet	$ 62,519,571
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 624,913
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,519,571
Number of Holdings*	128
Net Investment Advisory Fees	$624,913
Portfolio Turnover	52%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.2%
Insmed, Inc.	2.1%
Incyte Corp.	2.1%
Moderna, Inc.	2.1%

C000008430
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Service
Trading Symbol	BIPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$219	2.51%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.51%
AssetsNet	$ 62,519,571
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 624,913
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,519,571
Number of Holdings*	128
Net Investment Advisory Fees	$624,913
Portfolio Turnover	52%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.2%
Insmed, Inc.	2.1%
Incyte Corp.	2.1%
Moderna, Inc.	2.1%

C000229022
Shareholder Report [Line Items]
Fund Name	Bitcoin ProFund
Class Name	Investor
Trading Symbol	BTCFX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.18%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.18%
AssetsNet	$ 625,148,848
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,906,931
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$625,148,848
Number of Holdings*	3
Net Investment Advisory Fees	$1,906,931
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings

The Bitcoin ProFund (formerly Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008334
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Investor
Trading Symbol	BLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.49%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
AssetsNet	$ 54,777,519
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 447,573
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,777,519
Number of Holdings*	510
Net Investment Advisory Fees	$447,573
Portfolio Turnover	167%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.3%
Microsoft Corp.	4.8%
Apple, Inc.	3.8%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

C000008335
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Service
Trading Symbol	BLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.49%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.49%
AssetsNet	$ 54,777,519
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 447,573
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,777,519
Number of Holdings*	510
Net Investment Advisory Fees	$447,573
Portfolio Turnover	167%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.3%
Microsoft Corp.	4.8%
Apple, Inc.	3.8%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

C000008415
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Investor
Trading Symbol	WCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.78%
AssetsNet	$ 30,407,337
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 199,724
InvestmentCompanyPortfolioTurnover	395.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,407,337
Number of Holdings*	30
Net Investment Advisory Fees	$199,724
Portfolio Turnover	395%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	14.8%
Alphabet, Inc. - Class A	8.0%
Alphabet, Inc. - Class C	6.4%
Netflix, Inc.	5.7%
Electronic Arts, Inc.	3.4%

C000008416
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Service
Trading Symbol	WCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.78%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	2.78%
AssetsNet	$ 30,407,337
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 199,724
InvestmentCompanyPortfolioTurnover	395.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,407,337
Number of Holdings*	30
Net Investment Advisory Fees	$199,724
Portfolio Turnover	395%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	14.8%
Alphabet, Inc. - Class A	8.0%
Alphabet, Inc. - Class C	6.4%
Netflix, Inc.	5.7%
Electronic Arts, Inc.	3.4%

C000008431
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Investor
Trading Symbol	CYPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.61%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.61%
AssetsNet	$ 50,782,151
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 298,154
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,782,151
Number of Holdings*	57
Net Investment Advisory Fees	$298,154
Portfolio Turnover	264%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	19.1%
Tesla, Inc.	12.2%
The Home Depot, Inc.	5.1%
Booking Holdings, Inc.	3.4%
McDonald's Corp.	3.4%

C000008432
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Service
Trading Symbol	CYPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.61%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.61%
AssetsNet	$ 50,782,151
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 298,154
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,782,151
Number of Holdings*	57
Net Investment Advisory Fees	$298,154
Portfolio Turnover	264%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	19.1%
Tesla, Inc.	12.2%
The Home Depot, Inc.	5.1%
Booking Holdings, Inc.	3.4%
McDonald's Corp.	3.4%

C000008433
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Investor
Trading Symbol	CNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,775,392
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 8,780
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,775,392
Number of Holdings*	44
Net Investment Advisory Fees	$8,780
Portfolio Turnover	551%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	8.2%
Costco Wholesale Corp.	8.1%
The Procter & Gamble Co.	6.9%
The Coca-Cola Co.	5.1%
Philip Morris International, Inc.	4.9%

C000008434
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Service
Trading Symbol	CNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.77%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.77%
AssetsNet	$ 3,775,392
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 8,780
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,775,392
Number of Holdings*	44
Net Investment Advisory Fees	$8,780
Portfolio Turnover	551%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	8.2%
Costco Wholesale Corp.	8.1%
The Procter & Gamble Co.	6.9%
The Coca-Cola Co.	5.1%
Philip Morris International, Inc.	4.9%

C000251052
Shareholder Report [Line Items]
Fund Name	Ether ProFund
Class Name	Investor
Trading Symbol	ETHFX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of February 25, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80Footnote Reference*	1.54%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
AssetsNet	$ 3,287,422
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 24
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,287,422
Number of Holdings*	3
Net Investment Advisory Fees	$24
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008435
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Investor
Trading Symbol	ENPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.65%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.65%
AssetsNet	$ 17,639,833
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 184,913
InvestmentCompanyPortfolioTurnover	374.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,639,833
Number of Holdings*	28
Net Investment Advisory Fees	$184,913
Portfolio Turnover	374%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	14.9%
ConocoPhillips	6.1%
The Williams Cos., Inc.	3.7%
EOG Resources, Inc.	3.6%

C000008436
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Service
Trading Symbol	ENPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$249	2.65%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.65%
AssetsNet	$ 17,639,833
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 184,913
InvestmentCompanyPortfolioTurnover	374.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,639,833
Number of Holdings*	28
Net Investment Advisory Fees	$184,913
Portfolio Turnover	374%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	14.9%
ConocoPhillips	6.1%
The Williams Cos., Inc.	3.7%
EOG Resources, Inc.	3.6%

C000008338
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Investor
Trading Symbol	UEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.78%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,266,804
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,527
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,266,804
Number of Holdings*	30
Net Investment Advisory Fees	$3,527
Portfolio Turnover	712%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.4%
HSBC Holdings PLC	5.6%
British American Tobacco PLC	4.5%
ARM Holdings PLC	4.3%
Shell PLC	3.9%

C000008339
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Service
Trading Symbol	UEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$287	2.78%

Expenses Paid, Amount	$ 287
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,266,804
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,527
InvestmentCompanyPortfolioTurnover	712.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,266,804
Number of Holdings*	30
Net Investment Advisory Fees	$3,527
Portfolio Turnover	712%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.4%
HSBC Holdings PLC	5.6%
British American Tobacco PLC	4.5%
ARM Holdings PLC	4.3%
Shell PLC	3.9%

C000008427
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	FDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,404,853
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,404,853
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008428
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Service
Trading Symbol	FDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,404,853
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,404,853
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008437
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Investor
Trading Symbol	FNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.67%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.67%
AssetsNet	$ 35,668,006
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 218,796
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,668,006
Number of Holdings*	81
Net Investment Advisory Fees	$218,796
Portfolio Turnover	313%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	9.5%
JPMorgan Chase & Co.	9.0%
Visa, Inc. - Class A	6.5%
MasterCard, Inc. - Class A	5.0%
Bank of America Corp.	3.4%

C000008438
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Service
Trading Symbol	FNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.67%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.67%
AssetsNet	$ 35,668,006
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 218,796
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,668,006
Number of Holdings*	81
Net Investment Advisory Fees	$218,796
Portfolio Turnover	313%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	9.5%
JPMorgan Chase & Co.	9.0%
Visa, Inc. - Class A	6.5%
MasterCard, Inc. - Class A	5.0%
Bank of America Corp.	3.4%

C000008439
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Investor
Trading Symbol	HCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.76%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.76%
AssetsNet	$ 9,652,048
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 106,296
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,652,048
Number of Holdings*	66
Net Investment Advisory Fees	$106,296
Portfolio Turnover	99%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	10.2%
Johnson & Johnson	6.9%
AbbVie, Inc.	5.8%
UnitedHealth Group, Inc.	4.0%
Abbott Laboratories	3.8%

C000008440
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Service
Trading Symbol	HCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$246	2.76%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.76%
AssetsNet	$ 9,652,048
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 106,296
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,652,048
Number of Holdings*	66
Net Investment Advisory Fees	$106,296
Portfolio Turnover	99%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	10.2%
Johnson & Johnson	6.9%
AbbVie, Inc.	5.8%
UnitedHealth Group, Inc.	4.0%
Abbott Laboratories	3.8%

C000008441
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Investor
Trading Symbol	IDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$200	1.78%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,384,613
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,890
InvestmentCompanyPortfolioTurnover	805.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,384,613
Number of Holdings*	84
Net Investment Advisory Fees	$32,890
Portfolio Turnover	805%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.9%
Raytheon Technologies Corp.	3.6%
Caterpillar, Inc.	3.5%
Uber Technologies, Inc.	3.1%
GE Vernova, Inc.	3.1%

C000008442
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Service
Trading Symbol	IDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$310	2.78%

Expenses Paid, Amount	$ 310
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,384,613
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,890
InvestmentCompanyPortfolioTurnover	805.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,384,613
Number of Holdings*	84
Net Investment Advisory Fees	$32,890
Portfolio Turnover	805%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.9%
Raytheon Technologies Corp.	3.6%
Caterpillar, Inc.	3.5%
Uber Technologies, Inc.	3.1%
GE Vernova, Inc.	3.1%

C000008399
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Investor
Trading Symbol	INPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.48%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.48%
AssetsNet	$ 106,428,025
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 814,339
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,428,025
Number of Holdings*	46
Net Investment Advisory Fees	$814,339
Portfolio Turnover	112%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	8.3%
Amazon.com, Inc.	8.2%
Netflix, Inc.	7.1%
Alphabet, Inc. - Class A	4.4%
Arista Networks, Inc.	4.0%

C000008400
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Service
Trading Symbol	INPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$310	2.48%

Expenses Paid, Amount	$ 310
Expense Ratio, Percent	2.48%
AssetsNet	$ 106,428,025
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 814,339
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,428,025
Number of Holdings*	46
Net Investment Advisory Fees	$814,339
Portfolio Turnover	112%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	8.3%
Amazon.com, Inc.	8.2%
Netflix, Inc.	7.1%
Alphabet, Inc. - Class A	4.4%
Arista Networks, Inc.	4.0%

C000008360
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Investor
Trading Symbol	LGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$190	1.70%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.70%
AssetsNet	$ 26,634,739
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 245,864
InvestmentCompanyPortfolioTurnover	1217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,634,739
Number of Holdings*	219
Net Investment Advisory Fees	$245,864
Portfolio Turnover	1217%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	15.0%
Microsoft Corp.	7.1%
Meta Platforms, Inc. - Class A	5.8%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%

C000008361
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Service
Trading Symbol	LGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.68%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.68%
AssetsNet	$ 26,634,739
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 245,864
InvestmentCompanyPortfolioTurnover	1217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,634,739
Number of Holdings*	219
Net Investment Advisory Fees	$245,864
Portfolio Turnover	1217%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	15.0%
Microsoft Corp.	7.1%
Meta Platforms, Inc. - Class A	5.8%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%

C000008358
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Investor
Trading Symbol	LVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,573,676
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 131,033
InvestmentCompanyPortfolioTurnover	1805.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,573,676
Number of Holdings*	400
Net Investment Advisory Fees	$131,033
Portfolio Turnover	1805%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.7%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.7%
Exxon Mobil Corp.	2.0%
Berkshire Hathaway, Inc. - Class B	1.8%

C000008359
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Service
Trading Symbol	LVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$282	2.78%

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,573,676
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 131,033
InvestmentCompanyPortfolioTurnover	1805.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,573,676
Number of Holdings*	400
Net Investment Advisory Fees	$131,033
Portfolio Turnover	1805%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.7%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.7%
Exxon Mobil Corp.	2.0%
Berkshire Hathaway, Inc. - Class B	1.8%

C000008419
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Investor
Trading Symbol	BMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.78%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,438,906
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,803
InvestmentCompanyPortfolioTurnover	764.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,438,906
Number of Holdings*	32
Net Investment Advisory Fees	$20,803
Portfolio Turnover	764%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	13.9%
The Sherwin-Williams Co.	4.9%
Newmont Corp.	4.5%
Ecolab, Inc.	4.3%
Air Products & Chemicals, Inc.	4.1%

C000008420
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Service
Trading Symbol	BMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.78%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,438,906
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,803
InvestmentCompanyPortfolioTurnover	764.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,438,906
Number of Holdings*	32
Net Investment Advisory Fees	$20,803
Portfolio Turnover	764%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	13.9%
The Sherwin-Williams Co.	4.9%
Newmont Corp.	4.5%
Ecolab, Inc.	4.3%
Air Products & Chemicals, Inc.	4.1%

C000008364
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Investor
Trading Symbol	MGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,250,095
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 20,238
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,250,095
Number of Holdings*	243
Net Investment Advisory Fees	$20,238
Portfolio Turnover	457%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.8%
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.6%
Rb Global, Inc.	1.3%
Guidewire Software, Inc.	1.2%

C000008365
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Service
Trading Symbol	MGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.78%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,250,095
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 20,238
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,250,095
Number of Holdings*	243
Net Investment Advisory Fees	$20,238
Portfolio Turnover	457%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.8%
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.6%
Rb Global, Inc.	1.3%
Guidewire Software, Inc.	1.2%

C000008352
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Investor
Trading Symbol	MDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.78%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,616,569
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 49,202
InvestmentCompanyPortfolioTurnover	486.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,616,569
Number of Holdings*	407
Net Investment Advisory Fees	$49,202
Portfolio Turnover	486%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Rb Global, Inc.	0.4%
Casey's General Stores, Inc.	0.4%

C000008353
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Service
Trading Symbol	MDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.78%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,616,569
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 49,202
InvestmentCompanyPortfolioTurnover	486.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,616,569
Number of Holdings*	407
Net Investment Advisory Fees	$49,202
Portfolio Turnover	486%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Rb Global, Inc.	0.4%
Casey's General Stores, Inc.	0.4%

C000008362
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Investor
Trading Symbol	MLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,041,132
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 21,275
InvestmentCompanyPortfolioTurnover	988.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,041,132
Number of Holdings*	295
Net Investment Advisory Fees	$21,275
Portfolio Turnover	988%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.4%
Flex, Ltd.	1.4%
Performance Food Group Co.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Fidelity National Financial, Inc.	1.1%

C000008363
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Service
Trading Symbol	MLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$279	2.78%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,041,132
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 21,275
InvestmentCompanyPortfolioTurnover	988.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,041,132
Number of Holdings*	295
Net Investment Advisory Fees	$21,275
Portfolio Turnover	988%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.4%
Flex, Ltd.	1.4%
Performance Food Group Co.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Fidelity National Financial, Inc.	1.1%

C000008356
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	OTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.47%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.47%
AssetsNet	$ 127,759,634
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 844,106
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$127,759,634
Number of Holdings*	107
Net Investment Advisory Fees	$844,106
Portfolio Turnover	131%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	6.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

C000008357
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	OTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.47%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.47%
AssetsNet	$ 127,759,634
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 844,106
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$127,759,634
Number of Holdings*	107
Net Investment Advisory Fees	$844,106
Portfolio Turnover	131%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	6.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

C000012315
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Investor
Trading Symbol	OEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.74%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.74%
AssetsNet	$ 10,654,049
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 82,631
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,654,049
Number of Holdings*	36
Net Investment Advisory Fees	$82,631
Portfolio Turnover	149%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Baker Hughes Co.	4.3%
Weatherford International PLC	4.0%
Valaris, Ltd.	4.0%
TechnipFMC PLC	3.9%
Halliburton Co.	3.7%

C000012316
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Service
Trading Symbol	OEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$207	2.74%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.74%
AssetsNet	$ 10,654,049
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 82,631
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,654,049
Number of Holdings*	36
Net Investment Advisory Fees	$82,631
Portfolio Turnover	149%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Baker Hughes Co.	4.3%
Weatherford International PLC	4.0%
Valaris, Ltd.	4.0%
TechnipFMC PLC	3.9%
Halliburton Co.	3.7%

C000008401
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Investor
Trading Symbol	PHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,385,225
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,309
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,385,225
Number of Holdings*	48
Net Investment Advisory Fees	$3,309
Portfolio Turnover	178%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	3.3%
Johnson & Johnson	3.2%
Jazz Pharmaceuticals PLC	3.2%
Perrigo Co. PLC	3.0%
Viatris, Inc.	3.0%

C000008402
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Service
Trading Symbol	PHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,385,225
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,309
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,385,225
Number of Holdings*	48
Net Investment Advisory Fees	$3,309
Portfolio Turnover	178%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	3.3%
Johnson & Johnson	3.2%
Jazz Pharmaceuticals PLC	3.2%
Perrigo Co. PLC	3.0%
Viatris, Inc.	3.0%

C000008403
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Investor
Trading Symbol	PMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.53%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.53%
AssetsNet	$ 38,480,195
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 247,904
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,480,195
Number of Holdings*	41
Net Investment Advisory Fees	$247,904
Portfolio Turnover	229%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	13.6%
Agnico Eagle Mines, Ltd.	12.3%
Wheaton Precious Metals Corp.	8.2%
Barrick Mining Corp.	7.1%
Franco-Nevada Corp.	6.0%

C000008404
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Service
Trading Symbol	PMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.53%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	2.53%
AssetsNet	$ 38,480,195
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 247,904
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,480,195
Number of Holdings*	41
Net Investment Advisory Fees	$247,904
Portfolio Turnover	229%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	13.6%
Agnico Eagle Mines, Ltd.	12.3%
Wheaton Precious Metals Corp.	8.2%
Barrick Mining Corp.	7.1%
Franco-Nevada Corp.	6.0%

C000008405
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Investor
Trading Symbol	REPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,260,882
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 36,672
InvestmentCompanyPortfolioTurnover	640.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,260,882
Number of Holdings*	37
Net Investment Advisory Fees	$36,672
Portfolio Turnover	640%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	7.7%
Prologis, Inc.	7.4%
American Tower Corp. - Class A	7.3%
Equinix, Inc.	5.8%
Digital Realty Trust, Inc.	4.2%

C000008406
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Service
Trading Symbol	REPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,260,882
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 36,672
InvestmentCompanyPortfolioTurnover	640.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,260,882
Number of Holdings*	37
Net Investment Advisory Fees	$36,672
Portfolio Turnover	640%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	7.7%
Prologis, Inc.	7.4%
American Tower Corp. - Class A	7.3%
Equinix, Inc.	5.8%
Digital Realty Trust, Inc.	4.2%

C000008421
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Investor
Trading Symbol	RTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
AssetsNet	$ 592,810
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$592,810
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008422
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Service
Trading Symbol	RTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.78%
AssetsNet	$ 592,810
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$592,810
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008423
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Investor
Trading Symbol	RRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$204	1.92%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.92%
AssetsNet	$ 9,558,120
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 71,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,558,120
Number of Holdings*	6
Net Investment Advisory Fees	$71,612
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008424
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Service
Trading Symbol	RRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$308	2.92%

Expenses Paid, Amount	$ 308
Expense Ratio, Percent	2.92%
AssetsNet	$ 9,558,120
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 71,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,558,120
Number of Holdings*	6
Net Investment Advisory Fees	$71,612
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008425
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	RDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
AssetsNet	$ 8,415,469
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 33,733
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,415,469
Number of Holdings*	6
Net Investment Advisory Fees	$33,733
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008426
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Service
Trading Symbol	RDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.78%
AssetsNet	$ 8,415,469
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 33,733
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,415,469
Number of Holdings*	6
Net Investment Advisory Fees	$33,733
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008407
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Investor
Trading Symbol	SMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.46%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.46%
AssetsNet	$ 452,997,932
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,697,892
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$452,997,932
Number of Holdings*	39
Net Investment Advisory Fees	$2,697,892
Portfolio Turnover	205%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.0%
QUALCOMM, Inc.	0.9%

C000008408
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Service
Trading Symbol	SMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.46%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.46%
AssetsNet	$ 452,997,932
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,697,892
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$452,997,932
Number of Holdings*	39
Net Investment Advisory Fees	$2,697,892
Portfolio Turnover	205%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.0%
QUALCOMM, Inc.	0.9%

C000236592
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ProFund
Class Name	Investor
Trading Symbol	BITIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.16%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.16%
AssetsNet	$ 1,176,536
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,176,536
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008386
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Investor
Trading Symbol	SNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,272,167
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,272,167
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008387
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Service
Trading Symbol	SNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$285	2.78%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,272,167
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,272,167
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008374
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	SOPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.84%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.84%
AssetsNet	$ 2,250,403
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,250,403
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008375
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	SOPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.84%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.84%
AssetsNet	$ 2,250,403
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,250,403
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012306
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Investor
Trading Symbol	SPPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.78%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.78%
AssetsNet	$ 12,564,696
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 21,753
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,564,696
Number of Holdings*	6
Net Investment Advisory Fees	$21,753
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012307
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Service
Trading Symbol	SPPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$233	2.78%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.78%
AssetsNet	$ 12,564,696
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 21,753
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,564,696
Number of Holdings*	6
Net Investment Advisory Fees	$21,753
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008370
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Investor
Trading Symbol	SRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
AssetsNet	$ 712,538
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$712,538
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008371
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Service
Trading Symbol	SRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.78%
AssetsNet	$ 712,538
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$712,538
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008372
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Investor
Trading Symbol	SHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.78%
AssetsNet	$ 831,110
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$831,110
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008373
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Service
Trading Symbol	SHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.78%
AssetsNet	$ 831,110
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$831,110
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008336
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Investor
Trading Symbol	SGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,380,421
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 35,088
InvestmentCompanyPortfolioTurnover	1201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,380,421
Number of Holdings*	340
Net Investment Advisory Fees	$35,088
Portfolio Turnover	1201%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SPX Technologies, Inc.	1.2%
Armstrong World Industries, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Dycom Industries, Inc.	1.1%
Federal Signal Corp.	1.1%

C000008337
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Service
Trading Symbol	SGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.78%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,380,421
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 35,088
InvestmentCompanyPortfolioTurnover	1201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,380,421
Number of Holdings*	340
Net Investment Advisory Fees	$35,088
Portfolio Turnover	1201%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SPX Technologies, Inc.	1.2%
Armstrong World Industries, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Dycom Industries, Inc.	1.1%
Federal Signal Corp.	1.1%

C000008354
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Investor
Trading Symbol	SLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.78%
AssetsNet	$ 6,440,728
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 18,276
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,440,728
Number of Holdings*	1,984
Net Investment Advisory Fees	$18,276
Portfolio Turnover	405%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.2%
Hims & Hers Health, Inc.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.1%
Fluor Corp.	0.1%

C000008355
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Service
Trading Symbol	SLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.78%
AssetsNet	$ 6,440,728
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 18,276
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,440,728
Number of Holdings*	1,984
Net Investment Advisory Fees	$18,276
Portfolio Turnover	405%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.2%
Hims & Hers Health, Inc.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.1%
Fluor Corp.	0.1%

C000008366
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Investor
Trading Symbol	SVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,790,145
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 59,748
InvestmentCompanyPortfolioTurnover	1642.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,790,145
Number of Holdings*	466
Net Investment Advisory Fees	$59,748
Portfolio Turnover	1642%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
BorgWarner, Inc.	1.2%
Qorvo, Inc.	1.2%
Lincoln National Corp.	1.0%
Jackson Financial, Inc. - Class A	1.0%

C000008367
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Service
Trading Symbol	SVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.78%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,790,145
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 59,748
InvestmentCompanyPortfolioTurnover	1642.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,790,145
Number of Holdings*	466
Net Investment Advisory Fees	$59,748
Portfolio Turnover	1642%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
BorgWarner, Inc.	1.2%
Qorvo, Inc.	1.2%
Lincoln National Corp.	1.0%
Jackson Financial, Inc. - Class A	1.0%

C000008409
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Investor
Trading Symbol	TEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.53%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.53%
AssetsNet	$ 92,291,583
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 571,651
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,291,583
Number of Holdings*	74
Net Investment Advisory Fees	$571,651
Portfolio Turnover	111%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Microsoft Corp.	11.3%
Apple, Inc.	8.8%
Broadcom, Inc.	3.9%
Oracle Corp.	3.1%

C000008410
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Service
Trading Symbol	TEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.53%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.53%
AssetsNet	$ 92,291,583
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 571,651
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,291,583
Number of Holdings*	74
Net Investment Advisory Fees	$571,651
Portfolio Turnover	111%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Microsoft Corp.	11.3%
Apple, Inc.	8.8%
Broadcom, Inc.	3.9%
Oracle Corp.	3.1%

C000008376
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Investor
Trading Symbol	URPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.78%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.78%
AssetsNet	$ 6,688,171
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 47,217
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,688,171
Number of Holdings*	6
Net Investment Advisory Fees	$47,217
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008377
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Service
Trading Symbol	URPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$242	2.78%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.78%
AssetsNet	$ 6,688,171
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 47,217
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,688,171
Number of Holdings*	6
Net Investment Advisory Fees	$47,217
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008340
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Investor
Trading Symbol	ULPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.47%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.47%
AssetsNet	$ 166,041,305
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,173,647
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,041,305
Number of Holdings*	511
Net Investment Advisory Fees	$1,173,647
Portfolio Turnover	104%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. - Class A	2.3%

C000008341
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Service
Trading Symbol	ULPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.47%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.47%
AssetsNet	$ 166,041,305
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,173,647
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,041,305
Number of Holdings*	511
Net Investment Advisory Fees	$1,173,647
Portfolio Turnover	104%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. - Class A	2.3%

C000057897
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Investor
Trading Symbol	UGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$198	1.70%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.70%
AssetsNet	$ 25,379,565
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 171,295
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,379,565
Number of Holdings*	54
Net Investment Advisory Fees	$171,295
Portfolio Turnover	254%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.0%
PDD Holdings, Inc.	10.3%
JD.com, Inc.	5.6%
NetEase, Inc.	5.5%
BeiGene, Ltd.	4.4%

C000057898
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Service
Trading Symbol	UGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$313	2.70%

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	2.70%
AssetsNet	$ 25,379,565
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 171,295
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,379,565
Number of Holdings*	54
Net Investment Advisory Fees	$171,295
Portfolio Turnover	254%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.0%
PDD Holdings, Inc.	10.3%
JD.com, Inc.	5.6%
NetEase, Inc.	5.5%
BeiGene, Ltd.	4.4%

C000008346
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Investor
Trading Symbol	UDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.53%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.53%
AssetsNet	$ 38,536,349
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 298,270
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,536,349
Number of Holdings*	36
Net Investment Advisory Fees	$298,270
Portfolio Turnover	45%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	7.6%
Microsoft Corp.	5.6%
Caterpillar, Inc.	4.6%
The Home Depot, Inc.	3.9%
Visa, Inc. - Class A	3.6%

C000008347
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Service
Trading Symbol	UDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.53%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.53%
AssetsNet	$ 38,536,349
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 298,270
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,536,349
Number of Holdings*	36
Net Investment Advisory Fees	$298,270
Portfolio Turnover	45%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	7.6%
Microsoft Corp.	5.6%
Caterpillar, Inc.	4.6%
The Home Depot, Inc.	3.9%
Visa, Inc. - Class A	3.6%

C000024060
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Investor
Trading Symbol	UUPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$210	1.78%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,420,506
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 48,388
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,420,506
Number of Holdings*	56
Net Investment Advisory Fees	$48,388
Portfolio Turnover	290%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.9%
Alibaba Group Holding, Ltd.	12.5%
HDFC Bank, Ltd.	7.5%
PDD Holdings, Inc.	4.1%
ICICI Bank, Ltd.	3.8%

C000024061
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Service
Trading Symbol	UUPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$326	2.78%

Expenses Paid, Amount	$ 326
Expense Ratio, Percent	2.78%
AssetsNet	$ 9,420,506
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 48,388
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,420,506
Number of Holdings*	56
Net Investment Advisory Fees	$48,388
Portfolio Turnover	290%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.9%
Alibaba Group Holding, Ltd.	12.5%
HDFC Bank, Ltd.	7.5%
PDD Holdings, Inc.	4.1%
ICICI Bank, Ltd.	3.8%

C000024071
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Investor
Trading Symbol	UNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,358,481
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 22,211
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,358,481
Number of Holdings*	6
Net Investment Advisory Fees	$22,211
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024072
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Service
Trading Symbol	UNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$293	2.78%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,358,481
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 22,211
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,358,481
Number of Holdings*	6
Net Investment Advisory Fees	$22,211
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008350
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Investor
Trading Symbol	UJPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
AssetsNet	$ 18,251,461
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 175,248
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,251,461
Number of Holdings*	6
Net Investment Advisory Fees	$175,248
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008351
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Service
Trading Symbol	UJPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.70%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.70%
AssetsNet	$ 18,251,461
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 175,248
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,251,461
Number of Holdings*	6
Net Investment Advisory Fees	$175,248
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034818
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Investor
Trading Symbol	UBPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,885,187
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,160
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,885,187
Number of Holdings*	41
Net Investment Advisory Fees	$40,160
Portfolio Turnover	150%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Petroleo Brasileiro S.A.	12.3%
Vale S.A.	8.7%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.3%
Fomento Economico Mexicano S.A.B. de C.V.	3.9%

C000034819
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Service
Trading Symbol	UBPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$290	2.78%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,885,187
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,160
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,885,187
Number of Holdings*	41
Net Investment Advisory Fees	$40,160
Portfolio Turnover	150%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Petroleo Brasileiro S.A.	12.3%
Vale S.A.	8.7%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.3%
Fomento Economico Mexicano S.A.B. de C.V.	3.9%

C000008342
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Investor
Trading Symbol	UMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.56%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.56%
AssetsNet	$ 36,277,970
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 277,429
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,277,970
Number of Holdings*	407
Net Investment Advisory Fees	$277,429
Portfolio Turnover	70%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.7%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Rb Global, Inc.	0.5%
Casey's General Stores, Inc.	0.5%

C000008343
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Service
Trading Symbol	UMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$248	2.56%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.56%
AssetsNet	$ 36,277,970
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 277,429
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,277,970
Number of Holdings*	407
Net Investment Advisory Fees	$277,429
Portfolio Turnover	70%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.7%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Rb Global, Inc.	0.5%
Casey's General Stores, Inc.	0.5%

C000008348
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Investor
Trading Symbol	UOPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.45%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.45%
AssetsNet	$ 1,188,790,426
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,600,473
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,188,790,426
Number of Holdings*	107
Net Investment Advisory Fees	$7,600,473
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.4%
Microsoft Corp.	6.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.9%

C000008349
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Service
Trading Symbol	UOPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.44%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.44%
AssetsNet	$ 1,188,790,426
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,600,473
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,188,790,426
Number of Holdings*	107
Net Investment Advisory Fees	$7,600,473
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.4%
Microsoft Corp.	6.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.9%

C000057903
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Investor
Trading Symbol	UHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.78%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,695,842
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,695,842
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000057904
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Service
Trading Symbol	UHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$195	2.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,695,842
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,695,842
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008382
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Investor
Trading Symbol	UWPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.78%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,702,395
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,702,395
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008383
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Service
Trading Symbol	UWPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$254	2.78%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,702,395
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,702,395
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024074
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Investor
Trading Symbol	UVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.78%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.78%
AssetsNet	$ 840,554
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$840,554
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024075
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Service
Trading Symbol	UVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$224	2.78%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.78%
AssetsNet	$ 840,554
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$840,554
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024083
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Investor
Trading Symbol	UXPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.78%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,035,442
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,729
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,035,442
Number of Holdings*	6
Net Investment Advisory Fees	$2,729
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024084
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Service
Trading Symbol	UXPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.77%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.77%
AssetsNet	$ 2,035,442
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,729
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,035,442
Number of Holdings*	6
Net Investment Advisory Fees	$2,729
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024080
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Investor
Trading Symbol	UKPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.78%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,472,531
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,472,531
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024081
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Service
Trading Symbol	UKPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.75%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.75%
AssetsNet	$ 1,472,531
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,472,531
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034786
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Investor
Trading Symbol	UFPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.78%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,153,861
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,153,861
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034787
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Service
Trading Symbol	UFPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$247	2.78%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,153,861
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,153,861
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008378
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Investor
Trading Symbol	UIPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.78%
AssetsNet	$ 492,105
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$492,105
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008379
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Service
Trading Symbol	UIPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.78%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.78%
AssetsNet	$ 492,105
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$492,105
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008384
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	USPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.83%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.83%
AssetsNet	$ 20,195,601
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 105,822
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,195,601
Number of Holdings*	6
Net Investment Advisory Fees	$105,822
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008385
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	USPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$232	2.83%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.83%
AssetsNet	$ 20,195,601
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 105,822
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,195,601
Number of Holdings*	6
Net Investment Advisory Fees	$105,822
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008380
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Investor
Trading Symbol	UCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,847,098
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,276
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,847,098
Number of Holdings*	6
Net Investment Advisory Fees	$1,276
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008381
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Service
Trading Symbol	UCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$270	2.78%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,847,098
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,276
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,847,098
Number of Holdings*	6
Net Investment Advisory Fees	$1,276
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008344
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Investor
Trading Symbol	UAPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.67%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.67%
AssetsNet	$ 40,269,429
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 369,499
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,269,429
Number of Holdings*	1,984
Net Investment Advisory Fees	$369,499
Portfolio Turnover	69%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Hims & Hers Health, Inc.	0.4%
Fabrinet	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fluor Corp.	0.3%

C000008345
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Service
Trading Symbol	UAPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$247	2.66%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.66%
AssetsNet	$ 40,269,429
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 369,499
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,269,429
Number of Holdings*	1,984
Net Investment Advisory Fees	$369,499
Portfolio Turnover	69%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Hims & Hers Health, Inc.	0.4%
Fabrinet	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fluor Corp.	0.3%

C000008417
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Investor
Trading Symbol	GVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.70%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.70%
AssetsNet	$ 3,943,009
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 25,162
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,943,009
Number of Holdings*	6
Net Investment Advisory Fees	$25,162
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008418
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Service
Trading Symbol	GVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$257	2.70%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.70%
AssetsNet	$ 3,943,009
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 25,162
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,943,009
Number of Holdings*	6
Net Investment Advisory Fees	$25,162
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008413
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Investor
Trading Symbol	UTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.71%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.71%
AssetsNet	$ 15,574,286
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 145,039
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,574,286
Number of Holdings*	37
Net Investment Advisory Fees	$145,039
Portfolio Turnover	278%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	8.4%
Constellation Energy Corp.	6.2%
The Southern Co.	5.9%
Duke Energy Corp.	5.4%
Vistra Corp.	4.1%

C000008414
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Service
Trading Symbol	UTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$306	2.71%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.71%
AssetsNet	$ 15,574,286
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 145,039
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,574,286
Number of Holdings*	37
Net Investment Advisory Fees	$145,039
Portfolio Turnover	278%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	8.4%
Constellation Energy Corp.	6.2%
The Southern Co.	5.9%
Duke Energy Corp.	5.4%
Vistra Corp.	4.1%